UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811- 08464

High Income Portfolio
 (Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(registrant’s Telephone Number)

October 31
Date of Fiscal Year End

April 30, 2006
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 3.4%(1)
Security	Principal Amount	Value
Broadcasting — 0.9%
Hit Entertainment, Inc., Term Loan, 9.97%, Maturing 5/4/06	$9,180,000	$9,257,461
		$9,257,461
Building Materials — 0.6%
Masonite International, Term Loan, 10.88%, Maturing 7/11/06	$7,000,000	$6,615,000
		$6,615,000
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 6/8/06	$3,500,000	$3,568,540
		$3,568,540
Paper — 1.6%
Georgia Pacific Corp., Term Loan, 7.94%, Maturing 6/12/06	$16,800,000	$17,184,468
		$17,184,468
Total Senior, Floating Rate Interests (identified cost $36,563,275)		$36,625,469
Corporate Bonds & Notes — 88.4%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.2%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,667,532
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	964,219
		$2,631,751
Air Transportation — 1.1%
American Airlines, 7.80%, 10/1/06	$7,968	$7,992,081
American Airlines, 7.858%, 10/1/11	260	276,649
Continental Airlines, 7.033%, 6/15/11	2,705	2,598,578
Delta Air Lines, 9.50%, 11/18/08(2)(3)	1,518	1,487,640
		$12,354,948

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 5.1%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,450	$2,474,500
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,236,150
Ford Motor Credit Co., 6.50%, 1/25/07	2,340	2,325,923
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,580,873
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,071,537
Ford Motor Credit Co., Variable Rate, 7.68%, 11/2/07	11,690	11,478,142
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,196,053
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,072,505
General Motors Acceptance Corp., 6.125%, 9/15/06	2,325	2,306,900
General Motors Acceptance Corp., 7.00%, 2/1/12	470	441,821
General Motors Acceptance Corp., 8.00%, 11/1/31	3,480	3,308,426
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,087,450
Metaldyne Corp., 10.00%, 11/1/13	1,100	1,064,250
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,399,937
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	2,965	3,016,887
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,377,620
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,644,950
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,811	14,291
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	1,999,037
		$55,097,252
Broadcasting — 2.1%
Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	$5,580	$4,659,300
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,200	2,359,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	7,400	8,343,500
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	4,815	4,730,737
XM Satellite Radio, Inc., Sr. Notes, 9.75%, 5/1/14(3)	2,265	2,287,650
		$22,380,687
Building Materials — 3.2%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12	$1,590	$1,450,875
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,745	2,978,325
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 7.491%, 6/15/12	3,715	3,798,587

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Building Materials (continued)
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$778,525
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,153,220
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,175	1,881,375
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	6,370	6,561,100
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	2,815	2,156,994
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(3)	3,515	3,462,275
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	8,095	8,499,750
		$34,721,026
Cable / Satellite TV — 3.0%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$3,555	$1,679,737
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	7,585	3,583,912
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,161,400
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,356
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	615	628,837
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,997,750
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)	3,065	3,325,525
		$32,392,517
Capital Goods — 4.5%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	$7,765	$8,502,675
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14(3)	6,965	6,877,937
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	5,575	5,951,312
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15(3)	2,370	2,452,950
Dresser, Inc., 9.375%, 4/15/11	8,975	9,378,875
Koppers, Inc., 9.875%, 10/15/13	41	45,100
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	644,955
Milacron Escrow Corp., 11.50%, 5/15/11	4,340	4,155,550
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,953,500
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	3,299,250

Security	Principal Amount (000's omitted)	Value
Capital Goods (continued)
Rexnord Corp., 10.125%, 12/15/12	$1,195	$1,317,487
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	4,167	3,833,640
		$49,413,231
Chemicals — 5.1%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	$3,783	$4,180,215
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,754,675
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,270,500
Hexion U.S. Finance/Nova Scotia Finance, 9.00%, 7/15/14	2,130	2,209,875
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	6,840,000
Ineos Group Holdings PLC, 8.50%, 2/15/16(3)	8,595	8,208,225
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,298,700
Nalco Co., Sr. Notes, 7.75%, 11/15/11	3,310	3,343,100
Nova Chemicals Corp., Senior Notes, Variable Rate, 7.561%, 11/15/13	2,325	2,336,625
OM Group, Inc., 9.25%, 12/15/11	10,260	10,644,750
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	730	744,600
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	4,885	5,300,225
PQ Corp., 7.75%, 2/15/13(3)	1,305	1,246,275
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,640,450
		$55,018,215
Consumer Products — 1.1%
Fedders North America, Inc., 9.875%, 3/1/14	$2,982	$2,519,790
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,360,800
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.23%, 10/15/13(3)	915	937,875
Nutro Products, Inc., Sr. Sub. Notes, 10.75%, 4/15/14(3)	1,370	1,424,800
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	2,765	2,944,725
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14(3)	1,855	1,850,362
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,386,750
		$12,425,102

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Containers — 1.1%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,945	$3,964,725
Pliant Corp. (PIK), 11.625%, 6/15/09(3)	2,760	3,011,239
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	5,405	5,161,775
		$12,137,739
Diversified Financial Services — 0.8%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$745	$772,937
Residential Capital Corp., 6.875%, 6/30/15	1,945	1,975,089
Residential Capital Corp., Sub. Notes, Variable Rate, 6.898%, 4/17/09(3)	5,710	5,711,091
		$8,459,117
Diversified Media — 3.2%
Advanstar Communications, Inc., 10.75%, 8/15/10	$7,400	$8,066,000
Affinion Group, Inc., 10.125%, 10/15/13(3)	1,125	1,167,187
Affinion Group, Inc., Sr. Sub. Notes, 11.50%, 10/15/15(3)	1,580	1,627,400
CanWest Media, Inc., 8.00%, 9/15/12	19,508	19,873,620
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,181,600
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,087,250
		$35,003,057
Energy — 5.5%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14(3)	$3,180	$3,275,400
Aventine Renewable Energy Holdings, Inc., Variable Rate, 10.91%, 12/15/11(3)	2,860	3,017,300
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13	1,450	1,373,875
Copano Energy LLC, Sr. Notes, 8.125%, 3/1/16(3)	805	831,162
El Paso Corp., Sr. Notes, 9.625%, 5/15/12(3)	2,880	3,196,800
El Paso Production Holding Co., 7.75%, 6/1/13	630	652,837
Encore Acquisition Co., Sr. Sub Notes, 7.25%, 12/1/17	2,335	2,326,244
Giant Industries, 8.00%, 5/15/14	2,845	2,937,462
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,465,000
Northwest Pipeline Corp., 8.125%, 3/1/10	825	873,469
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(3)	1,225	1,298,500
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	738,150
Petrobras International Finance Co., 7.75%, 9/15/14	670	725,610
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,237,812

Security	Principal Amount (000's omitted)	Value
Energy (continued)
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	$5,035	$5,547,558
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,786,080
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15(3)	3,065	3,141,625
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,279,800
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,354,800
United Refining Co., Sr. Notes, 10.50%, 8/15/12	4,175	4,383,750
VeraSun Energy Corp., 9.875%, 12/15/12(3)	3,555	3,803,850
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,464,237
		$59,711,321
Entertainment / Film — 1.0%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$5,070	$5,146,050
AMC Entertainment, Inc., Variable Rate, 8.999%, 8/15/10	695	721,062
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	5,245,275
		$11,112,387
Environmental — 1.0%
Aleris International, Inc., 9.00%, 11/15/14	$2,968	$3,116,400
Aleris International, Inc., 10.375%, 10/15/10	2,895	3,191,737
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	4,810	5,002,400
		$11,310,537
Food & Drug Retail — 1.2%
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$905	$852,962
Rite Aid Corp., 6.125%, 12/15/08(3)	5,815	5,713,237
Rite Aid Corp., 7.125%, 1/15/07	4,265	4,296,988
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,481,413
		$13,344,600
Food / Beverage / Tobacco — 2.1%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,266,800
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,070,625
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	6,060	6,105,450

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Food / Beverage / Tobacco (continued)
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	$6,370	$5,772,813
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,713,600
		$22,929,288
Gaming — 5.5%
CCM Merger, Inc., 8.00%, 8/1/13(3)	$1,480	$1,443,000
Chukchansi EDA, Sr. Notes, Variable Rate, 8.06%, 11/15/12(3)	3,320	3,444,500
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	942	758,625
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	3,800	4,622,799
Galaxy Entertainment Finance, Variable Rate, 9.655%, 12/15/10(3)	2,800	2,926,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)	2,385	2,516,175
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,720	4,045,500
Kerzner International Ltd., Sr. Sub. Notes, 6.75%, 10/1/15	570	594,225
Majestic Star Casino, LLC, 9.50%, 10/15/10	1,825	1,952,750
Majestic Star Casino, LLC, 9.75%, 1/15/11(3)	2,715	2,796,450
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,640,650
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	4,585	4,607,925
San Pasqual Casino, 8.00%, 9/15/13(3)	3,740	3,796,100
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	11,250	11,137,500
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	2,825	2,952,125
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12(3)	9,912	10,457,160
		$59,691,484
Healthcare — 5.0%
Accellent, Inc., 10.50%, 12/1/13	$5,150	$5,562,000
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,530	4,869,750
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	5,300	3,776,250
Encore Medical IHC, Inc., 9.75%, 10/1/12	3,230	3,302,675
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,677,850

Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	$2,855	$2,915,669
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12	1,580	1,793,300
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,393,700
Service Corp. International, Sr. Notes, 7.50%, 6/15/17(3)	1,240	1,221,400
Tenet Healthcare Corp., Sr. Notes, 6.50%, 6/1/12	3,250	2,998,125
Tenet Healthcare Corp., Sr. Notes, 9.50%, 2/1/15(3)	460	470,350
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,838,225
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,972,731
Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes, 9.00%, 10/1/14	3,890	4,035,875
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	1,725	1,755,188
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,246,075
		$53,829,163
Homebuilders / Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15(3)	$955	$878,600
		$878,600
Hotels — 0.6%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 8.83%, 6/1/11	$1,660	$1,730,550
Host Marriot L.P., Series O, 6.375%, 3/15/15	510	495,975
Meristar Hospitality Corp., 9.00%, 1/15/08	1,925	2,042,906
Meristar Hospitality Corp., 9.125%, 1/15/11	1,470	1,697,850
		$5,967,281
Leisure — 3.2%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)	$2,315	$2,338,150
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 14.50%, 4/1/14(3)	2,375	2,398,750
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.818%, 4/1/12(3)	3,585	3,620,850
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	4,375	4,407,813
Six Flags Theme Parks, Inc., Sr. Notes, 9.625%, 6/1/14	3,510	3,571,425

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Leisure (continued)
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	$9,600	$10,620,000
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.43%, 5/1/10	7,345	7,602,075
		$34,559,063
Metals / Mining — 0.6%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	$1,665	$1,831,500
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15(3)	5,040	4,914,000
		$6,745,500
Paper — 3.6%
Abitibi-Consolidated, Inc., 6.95%, 4/1/08	$2,005	$2,015,025
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	5,876,325
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,474,700
NewPage Corp., 10.00%, 5/1/12	8,055	8,669,194
NewPage Corp., Variable Rate, 10.93%, 5/1/12	2,120	2,332,000
Stone Container Corp., 7.375%, 7/15/14	3,145	2,909,125
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	8,555	8,875,813
		$39,152,182
Publishing / Printing — 2.8%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$6,219	$5,861,408
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,647,300
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	818,625
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	7,595	8,164,625
Medianews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	450	414,000
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13(3)	2,480	2,318,800
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13(3)	4,470	4,179,450
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16(3)	6,925	7,158,719
		$30,562,927
Railroad — 0.7%
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	$5,190	$5,605,200
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,290	1,435,125
		$7,040,325

Security	Principal Amount (000's omitted)	Value
Restaurants — 0.5%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13(3)	$3,020	$3,140,800
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14(3)	2,035	2,065,525
		$5,206,325
Services — 3.4%
Avis Budget Car Rental, LLC, Sr. Notes, Variable Rate, 7.576%, 5/15/14(3)	$905	$935,544
Hertz Corp., Sr. Notes, 8.875%, 1/1/14(3)	8,160	8,710,800
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16(3)	3,490	3,878,263
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	1,015	1,012,463
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	2,545	2,427,294
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,323,200
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,846,638
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12(3)	4,166	4,210,739
United Rentals North America, Inc., 6.50%, 2/15/12	400	394,000
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	7,900	7,643,250
		$37,382,191
Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,283,989
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	5,020	5,409,050
		$8,693,039
Super Retail — 3.0%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	$3,815	$3,853,150
Autonation, Inc., Variable Rate, 7.045%, 4/15/13(3)	1,595	1,630,888
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,150	1,184,500
GSC Holdings Corp., 8.00%, 10/1/12(3)	12,640	12,719,000
GSC Holdings Corp., Variable Rate, 8.865%, 10/1/11(3)	4,515	4,678,669
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15(3)	5,790	6,180,825
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15(3)	2,360	2,537,000
		$32,784,032

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Technology — 3.4%
Activant Solutions, Inc., 9.50%, 5/1/16(3)(4)	$1,130	$1,155,425
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	2,735	2,871,750
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	75	71,625
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	730	699,888
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	1,545	1,606,800
Solectron Global Financial Ltd., Sr. Sub. Notes, 8.00%, 3/15/16(3)	690	702,075
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13(3)	5,060	5,426,850
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 9.431%, 8/15/13(3)	1,170	1,246,050
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15(3)	6,595	7,122,600
UGS Corp., 10.00%, 6/1/12	12,660	13,894,350
Xerox Corp., 9.75%, 1/15/09	2,320	2,534,600
		$37,332,013
Telecommunications — 7.5%
AirGate PCS, Inc., Variable Rate, 8.825%, 10/15/11	$1,350	$1,402,313
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	8,078,788
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	4,105	4,510,369
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12(3)	2,600	2,762,500
Inmarsat Finance PLC, 7.625%, 6/30/12	3,429	3,531,870
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 9.614%, 1/15/12	7,410	7,558,200
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	12,460	12,055,050
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	2,470	1,871,025
IWO Holdings, Inc., 14.00%, 1/15/11(2)	7,490	0
IWO Holdings, Inc., Variable Rate, 8.818%, 1/15/12	675	707,063
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	125	126,250
New Skies Satellites NV, Sr. Notes, Variable Rate, 9.573%, 11/1/11	2,525	2,613,375
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	6,015	6,511,238
Qwest Communications International, Inc., 7.25%, 2/15/11	1,525	1,542,156
Qwest Communications International, Inc., 7.50%, 2/15/14	10,750	10,884,375

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	$155	$155,388
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,622,950
Qwest Corp., Sr. Notes, Variable Rate, 8.16%, 6/15/13	685	749,219
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	400,900
Rogers Wireless, Inc., Variable Rate, 8.035%, 12/15/10	3,870	4,005,450
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,030	2,136,575
U.S. West Communications, Debs., 7.20%, 11/10/26	585	576,956
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,521,288
		$81,323,298
Textiles / Apparel — 3.4%
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	$11,260	$12,780,100
Levi Strauss & Co., Sr. Notes, Variable Rate, 9.74%, 4/1/12	5,320	5,566,050
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	7,475	7,755,313
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,325	3,358,250
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,363,500
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,822,863
Quiksilver, Inc., 6.875%, 4/15/15	1,650	1,600,500
Russell Corp., 9.25%, 5/1/10	1,155	1,212,750
		$37,459,326
Transportation Ex Air / Rail — 0.6%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,526,175
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	2,968,211
Quality Distribution, LLC/QD Capital Corp., Variable Rate, 9.568%, 1/15/12	2,100	2,105,250
		$6,599,636
Utilities — 2.4%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$2,030	$2,207,625
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	493,560
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,585	1,735,575
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,495	2,812,097
Dynegy Holdings, Inc., 8.375%, 5/1/16(3)	2,320	2,320,000
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	3,205	2,916,550
Mirant North America, LLC, Sr. Notes, 7.375%, 12/31/13(3)	1,055	1,064,231

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Mission Energy Holding Co., 13.50%, 7/15/08	$3,895	$4,445,169
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	890	900,013
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,431,050
		$26,325,870
Total Corporate Bonds & Notes (identified cost $934,258,234)		$961,975,030
Convertible Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.3%
L-3 Communications Corp., 3.00%, 8/1/35(3)	$3,890	$3,890,000
		$3,890,000
Broadcasting — 0.4%
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	$1,275	$1,120,406
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	986,512
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)	2,450	2,039,625
		$4,146,543
Gaming — 0.2%
Kerzner International Ltd., 2.375%, 4/15/24(3)	$1,570	$2,127,350
		$2,127,350
Technology — 0.3%
Amkor Technologies, Inc., 5.75%, 6/1/06	$1,580	$1,587,900
Nortel Networks Ltd., 4.25%, 9/1/08	1,315	1,252,538
		$2,840,438
Total Convertible Bonds (identified cost, $13,125,353)		$13,004,331

Common Stocks — 1.4%
Security	Shares	Value
Gaming — 0.7%
Shreveport Gaming Holdings, Inc.(4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc.(5)	418,311	7,956,275
		$8,063,625
Telecommunications — 0.2%
Crown Castle International Corp.(5)	49,828	$1,676,463
		$1,676,463
Transportation Ex Air/Rail — 0.0%
Quality Distribution, Inc.(5)	4,335	$65,567
		$65,567
Utilities — 0.5%
Mirant Corp.(5)	223,920	$5,491,638
		$5,491,638
Total Common Stocks (identified cost $11,484,104)		$15,297,293
Convertible Preferred Stocks — 1.5%
Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	61,160	$5,810,200
Chesapeake Energy Corp., 5.00%(3)	14,401	1,522,906
		$7,333,106
Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	$7,625,992
		$7,625,992
Utilities — 0.1%
NRG Energy, Inc., 4.00%(3)	865	$1,130,014
		$1,130,014
Total Convertible Preferred Stocks (identified cost $14,456,829)		$16,089,112

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Miscellaneous — 0.0%
Security	Shares	Value
Gaming — 0.0%
Trump Atlantic City(4)(5)	6,815,000	$262,378
		$262,378
Utilities — 0.0%
Mirant Corp., Escrow Certificate(3)(4)	1,440,000	$57,600
Mirant Corp., Escrow Certificate(4)	3,200,000	128,000
		$185,600
Total Miscellaneous (identified cost $0)		$447,978
Warrants — 0.3%
Security	Shares	Value
Cable / Satellite TV — 0.1%
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	3,370	$232,530
Ono Finance PLC, Exp. 5/31/09(4)(5)	9,690	295,545
Ono Finance PLC, Exp. 5/31/09(4)(5) EUR	3,390	113,161
		$641,236
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	13,600	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	25,351	$152,107
		$152,107
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06(4)(5)(6)	1,244	$12
		$12
Technology — 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	5,660	$113
		$113

Security	Shares	Value
Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08(3)(5)	5,070	$2,436,571
		$2,436,571
Total Warrants (identified cost $1,070,114)		$3,230,039
Commercial Paper — 1.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.84%, 5/1/06	$16,402	$16,402,000
Total Commercial Paper (at amortized cost, $16,402,000)		$16,402,000
Time Deposit — 0.2%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$2,000	$2,000,000
Total Time Deposit (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 97.9% (identified cost $1,029,359,909)		$1,065,071,252
Other Assets, Less Liabilities — 2.1%		$22,915,628
Net Assets — 100.0%		$1,087,986,880

EUR - Euro

PIK - Payment In Kind.

(1)  Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the

See notes to financial statements

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $265,283,852 or 24.4% of the Fund's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

High Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $1,029,359,909)	$1,065,071,252
Cash	3,527
Receivable for investments sold	14,406,229
Interest and dividends receivable	22,977,836
Total assets	$1,102,458,844
Liabilities
Payable for investments purchased	$13,905,567
Payable to affiliate for investment advisory fee	481,651
Payable to affiliate for Trustees' fees	2,234
Accrued expenses	82,512
Total liabilities	$14,471,964
Net Assets applicable to investors' interest in Portfolio	$1,087,986,880
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,052,275,537
Net unrealized appreciation (computed on the basis of identified cost)	35,711,343
Total	$1,087,986,880

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$46,491,921
Dividends	406,461
Miscellaneous	1,310,734
Total investment income	$48,209,116
Expenses
Investment adviser fee	$2,958,956
Trustees' fees and expenses	13,285
Custodian fee	164,266
Legal and accounting services	52,687
Miscellaneous	21,346
Total expenses	$3,210,540
Net investment income	$44,998,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$13,971,992
Swap contracts	385,977
Foreign currency and forward foreign currency exchange contract transactions	22,332
Net realized gain	$14,380,301
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$9,647,452
Swap contracts	(254,232)
Foreign currency and forward foreign currency exchange contracts	(32,808)
Net change in unrealized appreciation (depreciation)	$9,360,412
Net realized and unrealized gain	$23,740,713
Net increase in net assets from operations	$68,739,289

See notes to financial statements

High Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$44,998,576	$95,770,195
Net realized gain from investments, swap contracts, foreign currency and forward foreign currency exchange contract transactions	14,380,301	21,644,924
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	9,360,412	(43,655,366)
Net increase in net assets from operations	$68,739,289	$73,759,753
Capital transactions — Contributons	$50,722,570	$158,885,097
Withdrawals	(141,613,831)	(414,478,617)
Net decrease in net assets from capital transactions	$(90,891,261)	$(255,593,520)
Net decrease in net assets	$(22,151,972)	$(181,833,767)
Net Assets
At beginning of period	$1,110,138,852	$1,291,972,619
At end of period	$1,087,986,880	$1,110,138,852

See notes to financial statements

High Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002(1)	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.59	%(3)	0.58%	0.59%	0.66%	0.64%	0.67%
Expenses after custodian fee reduction	0.59	%(3)	0.58%	0.59%	0.66%	0.64%	0.67%
Net investment income	8.27	%(3)	8.06%	8.61%	10.04%	10.38%	11.96%
Portfolio Turnover	31%		62%	80%	122%	88%	83%
Total Return(2)	6.49%		6.54%	12.79%	34.76%	(4.36)%	—
Net assets, end of period (000's omitted)	$1,087,987		$1,110,139	$1,291,973	$1,164,043	$889,653	$1,186,751

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(3)  Annualized

See notes to financial statements

High Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 63.5%, 22.6%, 6.0% and 0.5% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. If short-term debt securities are acquired with a remaining maturity more than 60 days, they will be valued by a pricing service. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on

High Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to

High Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). The advisory fee rate is reduced as daily net assets exceed $500,000,000. For the six months ended April 30, 2006, the fee was equivalent to 0.54% (annualized) of the Portfolio's average daily net assets and amounted to $2,958,956. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $325,917,401 and $378,134,311, respectively, for the six months ended April 30, 2006.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

5  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2006, there were no outstanding obligations under these financial instruments.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006 as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,032,266,068
Gross unrealized appreciation	$48,976,506
Gross unrealized depreciation	(16,171,322)
Net unrealized appreciation	$32,805,184

7  Restricted Securities

At April 30, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost		Fair Value
Warrants
New World Coffee, Exp. 6/15/06	9/15/02 -	1,244	$0	(1)	$12
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	(1)	152,107
			$0		$152,119

(1)  Less than $0.50.

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the High Income Portfolio (the "Portfolio"), the portfolio in which the High Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance High Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row III
Vice President
Cliff Quisenberry, Jr.
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees James B. Hawkes Chairman Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

High Income Portfolio

Officers
Michael W. Weillheimer
President and Co-Portfolio
Manager
Thomas P. Huggins
Vice President and
Co-Portfolio Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of High Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-6/06  HISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                       Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)                   Treasurer’s Section 302 certification.

(a)(2)(ii)                  President’s Section 302 certification.

(b)                           Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

June 16, 2006

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

June 16, 2006

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